Fair Value Measurements	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Fair Value Measurements

6. Fair Value Measurements

Fair value is defined as an exit price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance establishes a three-level hierarchy for disclosure that is based on the extent and level of judgment used to estimate the fair value of the assets and liabilities.

The fair value measurements are classified as either:

•	Level 1 which represents valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•

Level 2 which represents valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

•

Level 3 which represents valuations based on prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy in which the fair value measurement is classified in its entirety, is based on the lowest level input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. There were no transfers made into or out of the Level 1, 2 or 3 categories during any period presented.

The following table provides the fair value hierarchy for our derivative financial instruments (amounts in thousands) as of:

	Fair Value Hierarchy	October 31, 2020	February 1, 2020	November 2, 2019
Assets
Interest rate swap	Level 2	$—	$—	$190

Liabilities
Interest rate swap	Level 2	$5,882	$8,106	$7,685

We value our derivative financial instruments using a discounted cash flow analysis based on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market based inputs including interest rates and implied volatilities. Our valuations also consider both our own and the respective counterparty’s non-performance risk. We have considered unobservable market factors such as the likelihood of default by us and our counterparty, our net exposures, credit enhancements, and remaining maturities in determining a credit valuation adjustment to include as part of the fair value of our derivative financial instruments. To date, the credit valuation adjustment did not comprise a material portion of the fair value of the derivative financial instruments. Therefore, we consider our derivative financial instruments to fall within Level 2 of the fair value hierarchy.

Other Financial Instruments

Periodically we make cash investments in money market funds comprised of U.S. Government treasury bills and securities, which are classified as cash and redeemable on demand. As of October 31, 2020 and February 1, 2020, we held $767.0 million and $113.3 million in money market funds, respectively. We held no investments in money market funds as of November 2, 2019.

The fair value of the 2015 Term Loan Facility is estimated using a discounted cash flow analysis based on quoted market prices for the instrument in an inactive market and is therefore classified as Level 2 within the fair value hierarchy. As of October 31, 2020, February 1, 2020 and November 2, 2019, the estimated fair value of our 2015 Term Loan Facility was $1.4 billion, $1.2 billion and $1.0 billion, respectively. As borrowings on the 2018 ABL Facility are generally repaid in less than 12 months, we believe that fair value approximates the carrying value.

New Academy Holding Company, LLC
Fair Value Measurements
6.	Fair Value Measurements

Fair value is defined as an exit price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Authoritative guidance establishes a three-level hierarchy for disclosure that is based on the extent and level of judgment used to estimate the fair value of the assets and liabilities.

The fair value measurements are classified as either:

•	Level 1 which represents valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

•

Level 2 which represents valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

•

Level 3 which represents valuations based on prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy in which the fair value measurement is classified in its entirety, is based on the lowest level input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability. There were no transfers made into or out of the Level 1, 2 or 3 categories during any period presented.

The following table provides the fair value hierarchy for our derivative financial instruments (amounts in thousands) as of:

	Fair Value Hierarchy	February 1, 2020	February 2, 2019
Assets
Interest rate swap	Level 2	$—	$8,741

Liabilities
Interest rate swap	Level 2	$8,106	$333

We value our derivative financial instruments using a discounted cash flow analysis based on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market based inputs including interest rates and implied volatilities. Our valuations also consider both our own and the respective counterparty’s non-performance risk. We have considered unobservable market factors such as the likelihood of default by us and our counterparty, our net exposures, credit enhancements, and remaining maturities in determining a credit valuation adjustment to include as part of the fair value of our derivative financial instruments. To date, the credit valuation adjustment did not comprise a material portion of the fair value of the derivative financial instruments. Therefore, we consider our derivative financial instruments to fall within Level 2 of the fair value hierarchy.

Non-Financial Assets Measured on a Non-Recurring Basis

Certain non-financial assets are subject to periodic impairment tests and are not measured to fair value on a recurring basis. These assets include property and equipment, goodwill, our Trade Name and favorable leases (see Note 8). During 2018, we recorded full property and equipment impairment charges of $1.4 million on one project and one store that we continue to operate. During 2017, we recorded full property and equipment impairment charges of $2.5 million on two stores that we continue to operate. The related charges are included in selling, general and administrative expenses in the consolidated statement of income. The fair value for each store was determined by using a discounted cash flow model of projected store income, which we have classified as Level 3 of the fair value hierarchy.

Other Financial Instruments

Periodically we make cash investments in money market funds comprised of U.S. Government treasury bills and securities, which are classified as cash and redeemable on demand. We held investments in money market funds of $113.3 million and $42.6 million as of February 1, 2020 and February 2, 2019, respectively.

The fair value of the 2015 Term Loan Facility is estimated using a discounted cash flow analysis based on quoted market prices for the instrument in an inactive market and is therefore classified as Level 2 within the fair value hierarchy. As of February 1, 2020 and February 2, 2019, the estimated fair value of the 2015 Term Loan Facility was $1.2 billion and $1.1 billion, respectively. As borrowings on the Amended ABL Facility are generally repaid in less than 12 months, we believe that fair value approximates the carrying value.